Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 59	$ 3
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	59	3
Trade receivables	13	9
Prepaid expenses and other current assets	7	1
Current assets	79	13
Property and equipment	7	1
Total assets	473	135
Payables and accruals	(29)	(3)
Deferred revenue	(25)	(14)
Other financial liabilities	(1)
Current liabilities	(55)	(17)
Provisions and other non-current liabilities	(5)	(3)
Deferred tax	(79)
Total liabilities	(139)	(20)
Net assets acquired	334	115
Goodwill	715	113
Total	1,049	228
Business combinations [member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	78	25
Business combinations [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 309	$ 96